Leases	6 Months Ended
Jun. 30, 2024
Leases
Leases

Note 8 - Leases

The Group has several operating leases for factory facilities and offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The rental expense for the six months ended June 30, 2024 and 2023 was $265,301 and $154,050, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	June 30,	December 31,
	2024	2023
Right-of-use assets, net	$32,310	$1,232,323

Operating lease liabilities - current	36,438	163,343
Operating lease liabilities - non-current	-	1,073,205
Total operating lease liabilities	$36,438	$1,236,548

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of as of June 30, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.33
Weighted average discount rate	4.50%

The following is a schedule of maturities of lease liabilities as of June 30, 2024:

Twelve months ending June 30,
2025	$27,935
2026	9,218
Total future minimum lease payments	37,153
Less: imputed interest	715
Total	$36,438